Derivatives - Schedule of Derivative Financial Instruments Portfolio by Type of Instrument (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
B3	R$ 20,000,000
Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	5,340,000,000	R$ 3,602,000,000
Futures [Member]
Disclosure of detailed information about financial instruments [line items]
B3	664,884,000,000	586,033,000,000
Futures [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	664,884,000,000	586,033,000,000
Futures [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	465,537,000,000	480,950,000,000
Futures [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	199,347,000,000	105,083,000,000
Futures [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	198,788,000,000	104,297,000,000
Futures [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	559,000,000	786,000,000
Swap [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,094,378,000,000	940,844,000,000
Swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,094,378,000,000	940,844,000,000
Swap [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	18,128,000,000	20,209,000,000
Swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,076,250,000,000	920,635,000,000
Swap [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	864,858,000,000	702,848,000,000
Swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	180,005,000,000	151,973,000,000
Swap [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	31,387,000,000	65,814,000,000
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,720,205,000,000	1,262,568,000,000
Option contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,720,205,000,000	1,262,568,000,000
Option contract [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,559,356,000,000	1,106,794,000,000
Option contract [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	160,849,000,000	155,774,000,000
Option contract [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	125,312,000,000	110,859,000,000
Option contract [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	35,122,000,000	44,464,000,000
Option contract [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	415,000,000	451,000,000
Forward [member]
Disclosure of detailed information about financial instruments [line items]
B3	5,134,000,000	2,341,000,000
Forward [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	5,134,000,000	2,341,000,000
Forward [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	4,381,000,000	1,912,000,000
Forward [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	753,000,000	429,000,000
Forward [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	292,000,000
Forward [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	461,000,000	429,000,000
Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
B3	12,739,000,000	8,324,000,000
Credit derivatives [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	12,739,000,000	8,324,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	12,738,000,000	8,324,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	12,738,000,000	7,742,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	582,000,000
NDF [Member]
Disclosure of detailed information about financial instruments [line items]
B3	295,508,000,000	225,355,000,000
NDF [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	295,508,000,000	225,355,000,000
NDF [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	53,756,000,000	47,628,000,000
NDF [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	241,752,000,000	177,727,000,000
NDF [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	141,204,000,000	103,172,000,000
NDF [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	99,204,000,000	73,811,000,000
NDF [Member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,344,000,000	744,000,000
Target flow of swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,581,000,000	5,304,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,581,000,000	5,304,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	R$ 1,241,000,000	R$ 1,702,000,000